Share-based Payments - Disclosure of expenses from equity-settled share-based payment transactions (Details) € in Thousands	6 Months Ended
Sep. 30, 2022 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Expense from equity-settled share-based payment transactions	€ 1,351
Future expense from equity-settled share-based payment transactions	725
Total expense from equity-settled share-based payment transactions	2,076
RSA 2020
Disclosure of attribution of expenses by nature to their function [line items]
Expense from equity-settled share-based payment transactions	56
Future expense from equity-settled share-based payment transactions	88
Total expense from equity-settled share-based payment transactions	144
RSA 2021
Disclosure of attribution of expenses by nature to their function [line items]
Expense from equity-settled share-based payment transactions	45
Future expense from equity-settled share-based payment transactions	98
Total expense from equity-settled share-based payment transactions	143
RSAe 2021
Disclosure of attribution of expenses by nature to their function [line items]
Expense from equity-settled share-based payment transactions	175
Future expense from equity-settled share-based payment transactions	260
Total expense from equity-settled share-based payment transactions	435
SOP 2020
Disclosure of attribution of expenses by nature to their function [line items]
Expense from equity-settled share-based payment transactions	1,075
Future expense from equity-settled share-based payment transactions	279
Total expense from equity-settled share-based payment transactions	€ 1,354